LOAN SERVICING RIGHTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Summary of Servicing Rights Capitalized and Amortized along with the Aggregate Activity in Related Valuation

The following summarizes servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances (dollars in thousands):

	September 30,	December 31,
	2015	2014
Loan servicing rights:
Balance, beginning of period	$7,746	$7,529
Additions	2,444	3,414
Disposals	(1,039)	(1,243)
Amortization	(1,430)	(1,954)

Balance, end of period	$7,721	$7,746

The following summarizes servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances:

	December 31,
	2014	2013
	(dollars in thousands)
Loan servicing rights:
Balance at beginning of period	$7,529	$6,117
Additions	3,414	4,592
Disposals	(1,243)	(1,363)
Amortization	(1,954)	(1,817)

Balance at end of period	$7,746	$7,529